Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings per share
	Consolidated
	31 December 2025	31 December 2024
	$	$
Loss after income tax attributable to the owners of Gelteq Limited	(3,742,104)	(3,304,359)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	10,483,586	8,620,569

Weighted average number of ordinary shares used in calculating diluted earnings per share*	10,483,586	8,620,569

	$	$
Basic loss per share	(0.36)	(0.38)
Diluted loss per share	(0.36)	(0.38)